American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio
October 31, 2019

One Choice 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.3%
Domestic Equity Funds — 35.1%
NT Disciplined Growth Fund G Class	2,319,505	29,527,292
NT Equity Growth Fund G Class	9,516,808	127,620,391
NT Growth Fund G Class	4,626,734	84,021,489
NT Heritage Fund G Class	2,387,442	30,941,246
NT Large Company Value Fund G Class	12,772,957	147,527,652
NT Mid Cap Value Fund G Class	5,424,925	66,943,573
NT Small Company Fund G Class	3,819,816	30,749,519
Small Cap Growth Fund G Class	34,412	631,114
Small Cap Value Fund G Class	81,281	624,238
Sustainable Equity Fund G Class	1,524,977	46,725,292
		565,311,806
Domestic Fixed Income Funds — 33.5%
Inflation-Adjusted Bond Fund G Class	4,223,233	49,622,984
NT Diversified Bond Fund G Class	29,318,441	323,382,406
NT High Income Fund G Class	5,711,415	54,886,695
Short Duration Inflation Protection Bond Fund G Class	10,665,108	111,343,731
		539,235,816
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	1,791,265	18,736,629
Global Bond Fund G Class	11,890,172	125,322,411
International Bond Fund G Class	2,723,473	36,358,363
		180,417,403
International Equity Funds — 10.7%
NT Emerging Markets Fund G Class	49,253	570,837
NT Global Real Estate Fund G Class	1,455,954	17,005,541
NT International Growth Fund G Class	6,124,264	68,101,815
NT International Small-Mid Cap Fund G Class	807,345	8,493,266
NT International Value Fund G Class	8,458,122	76,799,749
NT Non-U.S. Intrinsic Value Fund G Class	53,149	563,914
		171,535,122
Money Market Funds — 9.8%
U.S. Government Money Market Fund G Class	158,381,800	158,381,800
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,415,978,514)		1,614,881,947
OTHER ASSETS AND LIABILITIES — (0.3)%		(5,333,946)
TOTAL NET ASSETS — 100.0%		$1,609,548,001

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$44,693	$1,576	$34,253	$(12,016)	—	—	$10,029	$1,576
NT Disciplined Growth Fund	29,298	669	594	154	$29,527	2,320	131	—
NT Equity Growth Fund	133,383	1,154	6,543	(374)	127,620	9,517	1,239	494
NT Growth Fund	86,156	326	2,390	(71)	84,021	4,627	967	—
NT Heritage Fund	32,371	—	369	(1,061)	30,941	2,387	142	—
NT Large Company Value Fund	151,297	2,367	9,189	3,053	147,528	12,773	861	888
NT Mid Cap Value Fund	69,126	910	4,063	971	66,944	5,425	465	410
NT Small Company Fund	32,579	1,003	2,708	(124)	30,750	3,820	(172)	246
Small Cap Growth Fund	—	633	—	(2)	631	34	—	—
Small Cap Value Fund	—	633	—	(9)	624	81	—	—
Sustainable Equity Fund	—	46,601	3	127	46,725	1,525	—	—
Inflation-Adjusted Bond Fund	52,954	—	3,806	475	49,623	4,223	59	—
NT Diversified Bond Fund	337,740	6,607	25,289	4,324	323,382	29,318	739	2,500
NT High Income Fund	57,209	872	2,952	(242)	54,887	5,711	(105)	873
Short Duration Inflation Protection Bond Fund	113,708	—	2,900	536	111,344	10,665	12	—
Emerging Markets Debt Fund	19,750	235	1,320	72	18,737	1,791	(4)	235
Global Bond Fund	131,412	—	7,449	1,359	125,322	11,890	438	—
International Bond Fund	37,220	—	1,298	436	36,358	2,723	102	—
NT Emerging Markets Fund	1,188	—	289	(328)	571	49	322	—
NT Global Real Estate Fund	17,062	—	1,461	1,405	17,006	1,456	171	—
NT International Growth Fund	69,442	—	3,456	2,116	68,102	6,124	463	—
NT International Small-Mid Cap Fund	8,649	—	404	248	8,493	807	(10)	—
NT International Value Fund	77,534	2,281	5,561	2,546	76,800	8,458	(583)	—
NT Non-U.S. Intrinsic Value Fund	1,001	—	472	35	564	53	(4)	—
U.S. Government Money Market Fund	163,283	1,093	5,994	—	158,382	158,382	—	854
	$1,667,055	$66,960	$122,763	$3,630	$1,614,882	284,159	$15,262	$8,076

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.